LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 30, 2011
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Note H

LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Long-term debt consists of:

	October 30,	October 31,
(in thousands)	2011	2010

Senior unsecured notes, with interest at 6.625%, interest due semi-annually through June 2011 maturity date	$–	$350,000

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	250,000	–

Less current maturities	–	350,000

Total	$250,000	$–

The Company has a $300.0 million revolving line of credit which bears interest at a variable rate based on LIBOR. As of October 30, 2011, and October 31, 2010, the Company had not drawn from this line of credit. A fixed fee is paid for the availability of this credit line. On November 22, 2011, the Company amended the terms and conditions for this line of credit and extended the maturity date to November 2016.

The Company is required by certain covenants in its debt agreements, to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2011, 2010, and 2009 was $31.7 million, $26.5 million, and $28.3 million, respectively. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt (including current maturities), utilizing discounted cash flows, was $266.9 million as of October 30, 2011, and $371.8 million as of October 31, 2010.